Group statement of financial position - Parenthetical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Joint ventures
Condensed Balance Sheet Statement1 [Line Items]
Long-term loan advanced to related parties	$ 358	$ 0	$ 0
Kibali
Condensed Balance Sheet Statement1 [Line Items]
Proportion of ownership interest in joint venture (in percent)	45.00%	45.00%	45.00%
Kibali | Joint ventures
Condensed Balance Sheet Statement1 [Line Items]
Current receivables due from related parties	$ 148
Long-term loan advanced to related parties	$ 358
Interest rate (in percent)	7.875%